Main items related to operating activities - Inventories, Valuation Allowance (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Changes in the valuation allowance on inventories
Balance as of the beginning of the period	$ 15,247	$ 13,116
Balance as of the end of the period	16,520	15,247	$ 13,116
Valuation allowance/Cumulative impairments
Changes in the valuation allowance on inventories
Balance as of the beginning of the period	(971)	(1,068)	(1,395)
Increase (net)	9	41	256
Currency translation adjustment and other variations	(45)	56	71
Balance as of the end of the period	$ (1,007)	$ (971)	$ (1,068)